Income Taxes - Summary of Unused Non-capital Losses Expire (Parenthetical) (Details) - Unused Non-capital Losses - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital losses expire		$ 426,005	$ 371,146
Foreign Countries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused non-capital losses expire		$ 230,366
UNITED STATES | Foreign Countries | Not Expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of debt conversion, issued shares		50.00%
Unused tax losses available to shelter income in future taxation		$ 122,290
Unused Tax Losses Not Available For Tax Loss Carryforwards		117,490
Unused non-capital losses expire	[1]	$ 4,800

[1]

1) As a result of the conversion of the parent's debt into Liminal shares on April 23, 2019, more than 50% of the issued shares of Liminal were owned by a single shareholder at December 31, 2022. US tax rules impose restrictions that will impact how $122,290 of losses are available to shelter income in future taxation years. As a result of the US restrictions, approximately $117,490 of losses will no longer be available to the company and are not presented in the available tax loss table presented above. The Company has $4,800 of U.S. tax loss carryforwards which arose after April 23, 2019 not subject to these limitations. A deferred tax asset has not been recognized for any loss carryforwards at December 31, 2022.